     As filed with the Securities and Exchange Commission on July 29, 2003
                                                     Registration No. 333-
                                                     Registration No. 811-21337
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-2

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No. [_]
                        Post-Effective Amendment No. [_]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]
                              AMENDMENT NO. 4 [X]

                  Salomon Brothers Global High Income Fund Inc.
               (Exact Name of Registrant as Specified In Charter)

                                125 Broad Street
                            New York, New York 10004
                    (Address of Principal Executive Offices)

                                 (800) 725-6666
              (Registrant's Telephone Number, including Area Code)

                                Cristina T. Sydor
                                ________________

                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and Address of Agent for Service)

                                    Copy to:
                                ________________

      Sarah E. Cogan, Esq.                         Thomas Decapo, Esq.
 Simpson Thacher & Bartlett LLP         Skadden, Arps, Slate, Meagher & Flom LLP
      425 Lexington Avenue                    1 Beacon Street, 31st Floor
    New York, New York 10017                        Boston, MA 02109

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
                                ________________

         If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

         It is proposed that this filing will become effective (check appropriate box)

         [_]      when declared effective pursuant to section 8(c).

         [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-104706.
                                 _______________

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

==========================================================================================================================
                                                               Proposed Maximum    Proposed Maximum
                                        Amount Being          Offering Price per  Aggregate Offering        Amount of
  Title of Securities Being Registered   Registered                  Unit              Price(1)         Registration Fee
--------------------------------------------------------------------------------------------------------------------------
Common Stock, $.001 par value           3,200,004 shares (2)        $15.00            $48,000,060           $3,883.20
==========================================================================================================================

(1) Estimated solely for the purpose of calculating the amount of the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 4,200,004 Shares granted by the Registrant to the Underwriters.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.
                                 ______________

================================================================================

                 EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

                  This registration statement is being filed with respect to the registration of additional shares of Common Stock, par value $0.001 per share, of Salomon Brothers Global High Income Fund Inc., a company organized under the laws of the State of Maryland, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-104706 and 811-21337) are incorporated in this registration statement by reference.

                  Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

          (1)  Financial Statements (2)

          (2)  (a)(1)   --   Articles of Incorporation (2)
               (a)(2)   --   Articles of Amendment (2)
               (b)      --   Amended and Restated By-Laws (2)
               (c)      --   Not Applicable
               (d)      --   Specimen Stock Certificate (2); Articles V and VIII
                             of Registrant's Articles of Incorporation are
                             incorporated herein by reference.
               (e)      --   Form of Dividend Reinvestment and Cash Purchase
                             Plan (2)
               (f)      --   Not Applicable
               (g)(1)   --   Form of Investment Management Agreement (2)
                  (2)   --   Form of Sub-Advisory Consulting Contract (2)
               (h)(1)   --   Form of Underwriting Agreement (2)
                  (2)   --   Form of Master Agreement Among Underwriters (2)
                  (3)   --   Form of Master Selected Dealer Agreement (2)
               (i)      --   Not Applicable
               (j)(1)   --   Master Custodian Agreement (2)
               (k)      --   Form of Transfer Agency Agreement (2)
               (l)(1)   --   Opinion and Consent of Simpson Thacher & Bartlett
                             LLP (2)
                  (2)   --   Opinion and Consent of Piper Rudnick LLP (2)
               (m)      --   Not Applicable
               (n)      --   Consent of independent accountants (filed herewith)
               (o)      --   Not Applicable
               (p)      --   Initial Purchase Agreement (2)
               (q)      --   Not Applicable
               (r)      --   Code of Ethics of Fund Investment Manager,
                             Sub-Advisor Consultant and Principal Underwriter
                             (2)
               (s)(1)   --   Powers of Attorney (2)
                  (2)   --   Power of Attorney of William R. Hutchinson (2)

__________
(1) To be filed by amendment.
(2) Previously filed on the Form N-2 Registration Statement,
    File No. 333-104706.

Item 25.   Marketing Arrangements

               See Exhibit 2(h)(1) to this Registration Statement.

Item 26.   Other Expenses of Issuance and Distribution

               The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration
Statement:

SEC Registration fees ........................................     $   36,405

New York Stock Exchange listing fee ..........................     $  150,000

Printing and engraving expenses ..............................     $  340,000

Auditing fees and expenses ...................................     $   20,000

Legal fees and expenses ......................................     $  350,000

NASD Fees ....................................................     $   30,500

Miscellaneous ................................................     $   73,095

Total ........................................................     $1,000,000

Item 27.    Persons Controlled by or Under Common Control with Registrant

            None.

Item 28.    Number of Holders of Securities

Title of Class                                                       Number of
                                                                  Record Holders

Common Stock, par value $.001 per share ..................               1

Item 29.   Indemnification

               Under the Fund's Articles of Incorporation and By-Laws, the directors and officers of the Company and Fund will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided however to any officer or director against any liability to the Registrants or its security-holders to which he or she would otherwise be subject by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

               Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against pubic policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

               Section 8 of the Form of Underwriting Agreement filed as Exhibit
h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 30.   Business and Other Connections of Adviser

               For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Inc ("SBAM"), reference is made to SBAM's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 31.   Location of Accounts and Records

               The accounts and records of the Registrant are maintained at the office of SBAM at 399 Park Avenue, New York, New York 10022.

Item 32.   Management Services

               Not applicable.

Item 33.   Undertakings

               (1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

               (2) Not applicable.

               (3) Not applicable.

               (4) Not applicable.

               (5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the

Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

               Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

               (6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 28th day of July, 2003

                                     SALOMON BROTHERS GLOBAL HIGH INCOME
                                     FUND INC.

                                     By:    /s/ R. Jay Gerken
                                         ---------------------------------------
                                            Chairman and Chief Executive Officer
                                            (Principal Executive Officer)

                                     By:    /s/ Lewis E. Daidone
                                         ---------------------------------------
                                            Treasurer (Principal Financial and
                                            Accounting Officer)

               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the date indicated.

               Signature                                       Title                                  Date
/s/ R. Jay Gerken                         Chairman and Chief Executive Officer              July 28, 2003
------------------------------------

/s/ Lewis E. Daidone                      Treasurer (Principal Financial and Accounting     July 28, 2003
------------------------------------
                                          Officer)

/s/ R. Jay Gerken                         Director                                          July 28, 2003
------------------------------------

/s/ Daniel P. Cronin                      Director                                          July 28, 2003
------------------------------------

/s/ Leslie H. Gelb                        Director                                          July 28, 2003
------------------------------------

/s/ Dr. Riordan Roett                     Director                                          July 28, 2003
------------------------------------

/s/ Jeswald W. Salacuse                   Director                                          July 28, 2003
------------------------------------

/s/ William R. Hutchinson                 Director                                          July 28, 2003
---------------------------

By: R. Jay Gerken
   --------------------
    R. Jay Gerken
    Attorney-in-Fact
    July 28, 2003

                                  EXHIBIT INDEX

Exhibit No.    Description of Exhibit

n              Consent of Independent Accountants